Loans and Debentures - Schedule of Loans and Debentures (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Current	$ 776
Non-current	7,201
Total	7,977	$ 6,618
Current	2,630
Non-current	7,201
Total	9,831	10,580
Transaction Costs [Member]
IfrsStatementLineItems [Line Items]
Current	(2)
Non-current	(41)
Total	$ (43)	(42)
Debentures - 3rd Issue - 3rd Series [Member]
IfrsStatementLineItems [Line Items]
Principal maturity	2025
Annual financial cost	IPCA + 5,10%
Currency	R$
Current	$ 331
Non-current	304
Total	$ 635	913
Debentures - 7th Issue - 1st Series [Member]
IfrsStatementLineItems [Line Items]
Principal maturity	2024
Annual financial cost	CDI + 0,45%
Currency	R$
Current	$ 271
Total	$ 271	816
Debentures - 7th Issue - 2nd Series [Member]
IfrsStatementLineItems [Line Items]
Principal maturity	2026
Annual financial cost	IPCA + 4,10%
Currency	R$
Current	$ 3
Non-current	1,945
Total	$ 1,948	1,864
Debentures - 8th Issue - 1st Series [Member]
IfrsStatementLineItems [Line Items]
Principal maturity	2027
Annual financial cost	CDI + 1,35%
Currency	R$
Current	$ 2
Non-current	500
Total	$ 502	503
Debentures - 8th Issue - 2nd Series [Member]
IfrsStatementLineItems [Line Items]
Principal maturity	2029
Annual financial cost	IPCA + 6,10%
Currency	R$
Current	$ 1
Non-current	529
Total	$ 530	507
Debentures - 7th Issue - Single series [Member]
IfrsStatementLineItems [Line Items]
Principal maturity	2026
Annual financial cost	CDI + 2,05%
Currency	R$
Current	$ 32
Non-current	2,000
Total	$ 2,032
Debentures - 7th Issue - Single series [Member]
IfrsStatementLineItems [Line Items]
Principal maturity	2023
Annual financial cost	CDI + 1,50%
Currency	R$
Total		20
Debentures - 8th Issue - Single series [Member]
IfrsStatementLineItems [Line Items]
Principal maturity	2031
Annual financial cost	IPCA + 5,27%
Currency	R$
Current	$ 134
Non-current	958
Total	$ 1,092	1,044
Debentures - 9th Issue - 1st Series [Member]
IfrsStatementLineItems [Line Items]
Principal maturity	2027
Annual financial cost	CDI + 1,33%
Currency	R$
Current	$ 3
Non-current	700
Total	$ 703	703
Debentures - 9th Issue - 2nd Series [Member]
IfrsStatementLineItems [Line Items]
Principal maturity	2029
Annual financial cost	IPCA + 7,63%
Currency	R$
Current	$ 1
Non-current	315
Total	316	302
(-) Discount on the issuance of debentures [Member]
IfrsStatementLineItems [Line Items]
Non-current	(9)
Total	(9)	(12)
Foreign Currency [member]
IfrsStatementLineItems [Line Items]
Current	1,854
Total	$ 1,854	3,960
Foreign Currency [member] | Eurobonds [member]
IfrsStatementLineItems [Line Items]
Principal maturity	2024
Annual financial cost	9.25%
Currency	U$$
Current	$ 1,857
Total	1,857	3,975
Foreign Currency [member] | Transaction Costs [Member]
IfrsStatementLineItems [Line Items]
Current	(1)
Total	(1)	(6)
Foreign Currency [member] | Interest Paid In Advance [Member]
IfrsStatementLineItems [Line Items]
Current	(2)
Total	(2)	(9)
Local Currency [Member]
IfrsStatementLineItems [Line Items]
Current	1,854
Total	$ 1,854	3,962
Local Currency [Member] | Eletrobras [Member]
IfrsStatementLineItems [Line Items]
Principal maturity	2023
Annual financial cost	UFIR + 6,00% a 8,00%
Currency	R$
Total		2
Local Currency [Member] | Sonda [Member]
IfrsStatementLineItems [Line Items]
Principal maturity	2022
Annual financial cost	110,00% do CDI
Currency	R$
Local Currency [Member] | Debt In Brazilian Currency [Member]
IfrsStatementLineItems [Line Items]
Total		$ 2